Shareholder Report, Holdings (Details)_1	Jun. 30, 2024
Investor Class | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Investor Class | Dexcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Investor Class | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investor Class | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Investor Class | CDW Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Investor Class | IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Investor Class | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Investor Class | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Investor Class | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Investor Class | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Institutional Class | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Institutional Class | Dexcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Institutional Class | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Institutional Class | CDW Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Institutional Class | IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Institutional Class | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Institutional Class | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Investor Class | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Investor Class | Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Investor Class | Kadant, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investor Class | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investor Class | Shift4 Payments, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Investor Class | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Investor Class | Insulet Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Investor Class | Kinsale Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Investor Class | Matador Resources Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Investor Class | IDEX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Institutional Class | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Institutional Class | Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Institutional Class | Kadant, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Shift4 Payments, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Institutional Class | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | Insulet Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | Kinsale Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Institutional Class | Matador Resources Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Institutional Class | IDEX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Investor Class | Cadre Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Investor Class | Chefs Warehouse, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Investor Class | Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Investor Class | Sportradar Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Investor Class | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Investor Class | Envestnet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Investor Class | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Investor Class | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Investor Class | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Investor Class | AvidXchange Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Institutional Class | Cadre Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Institutional Class | Chefs Warehouse, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Institutional Class | Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Institutional Class | Sportradar Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Institutional Class | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Institutional Class | Envestnet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Institutional Class | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Institutional Class | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Institutional Class | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Institutional Class | AvidXchange Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Investor Class | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Investor Class | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Investor Class | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Investor Class | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Investor Class | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Investor Class | Recruit Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Investor Class | Prosus NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Investor Class | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Class | Other Countries and Cash [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Investor Class | Japan
Holdings [Line Items]
Percent of Total Investments	14.10%
Investor Class | United States
Holdings [Line Items]
Percent of Total Investments	12.40%
Investor Class | China
Holdings [Line Items]
Percent of Total Investments	11.00%
Investor Class | Denmark
Holdings [Line Items]
Percent of Total Investments	10.70%
Investor Class | India
Holdings [Line Items]
Percent of Total Investments	9.00%
Investor Class | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.50%
Investor Class | Canada
Holdings [Line Items]
Percent of Total Investments	8.10%
Investor Class | Singapore
Holdings [Line Items]
Percent of Total Investments	6.60%
Investor Class | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.50%
Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Institutional Class | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Institutional Class | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Institutional Class | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Institutional Class | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Institutional Class | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Institutional Class | Recruit Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Institutional Class | Prosus NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Institutional Class | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Institutional Class | Other Countries and Cash [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Institutional Class | Japan
Holdings [Line Items]
Percent of Total Investments	14.10%
Institutional Class | United States
Holdings [Line Items]
Percent of Total Investments	12.40%
Institutional Class | China
Holdings [Line Items]
Percent of Total Investments	11.00%
Institutional Class | Denmark
Holdings [Line Items]
Percent of Total Investments	10.70%
Institutional Class | India
Holdings [Line Items]
Percent of Total Investments	9.00%
Institutional Class | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.50%
Institutional Class | Canada
Holdings [Line Items]
Percent of Total Investments	8.10%
Institutional Class | Singapore
Holdings [Line Items]
Percent of Total Investments	6.60%
Institutional Class | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.50%
Investor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Investor Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Investor Class | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Investor Class | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Investor Class | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Class | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Investor Class | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Investor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Investor Class | Other Countries and Cash [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Investor Class | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
Investor Class | United States
Holdings [Line Items]
Percent of Total Investments	41.20%
Investor Class | China
Holdings [Line Items]
Percent of Total Investments	6.20%
Investor Class | Denmark
Holdings [Line Items]
Percent of Total Investments	8.10%
Investor Class | India
Holdings [Line Items]
Percent of Total Investments	5.40%
Investor Class | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.40%
Investor Class | Canada
Holdings [Line Items]
Percent of Total Investments	6.00%
Investor Class | Singapore
Holdings [Line Items]
Percent of Total Investments	4.10%
Investor Class | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.30%
Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Institutional Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Institutional Class | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Institutional Class | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Institutional Class | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Institutional Class | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Institutional Class | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Institutional Class | Other Countries and Cash [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Institutional Class | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
Institutional Class | United States
Holdings [Line Items]
Percent of Total Investments	41.20%
Institutional Class | China
Holdings [Line Items]
Percent of Total Investments	6.20%
Institutional Class | Denmark
Holdings [Line Items]
Percent of Total Investments	8.10%
Institutional Class | India
Holdings [Line Items]
Percent of Total Investments	5.40%
Institutional Class | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.40%
Institutional Class | Canada
Holdings [Line Items]
Percent of Total Investments	6.00%
Institutional Class | Singapore
Holdings [Line Items]
Percent of Total Investments	4.10%
Institutional Class | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.30%